American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
January 31, 2024

Sustainable Equity - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.5%
Lockheed Martin Corp.	45,402	19,496,073
Air Freight and Logistics — 0.9%
FedEx Corp.	47,434	11,445,350
United Parcel Service, Inc., Class B	200,511	28,452,511
		39,897,861
Automobile Components — 0.7%
Aptiv PLC(1)	394,809	32,109,816
Automobiles — 0.9%
Tesla, Inc.(1)	208,912	39,127,128
Banks — 3.2%
Bank of America Corp.	1,144,814	38,935,124
JPMorgan Chase & Co.	398,225	69,434,511
Regions Financial Corp.	1,568,298	29,280,124
		137,649,759
Beverages — 1.3%
PepsiCo, Inc.	321,707	54,217,281
Biotechnology — 2.5%
AbbVie, Inc.	312,800	51,424,320
Amgen, Inc.	112,662	35,405,160
Vertex Pharmaceuticals, Inc.(1)	44,002	19,069,587
		105,899,067
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	864,216	134,126,323
Building Products — 1.3%
Johnson Controls International PLC	681,238	35,894,430
Masco Corp.	329,750	22,188,878
		58,083,308
Capital Markets — 4.5%
Ameriprise Financial, Inc.	72,510	28,049,043
BlackRock, Inc.	44,525	34,476,153
Intercontinental Exchange, Inc.	166,965	21,259,653
Morgan Stanley	694,091	60,552,499
S&P Global, Inc.	109,189	48,954,888
		193,292,236
Chemicals — 1.9%
Air Products & Chemicals, Inc.	121,773	31,138,574
Ecolab, Inc.	95,607	18,951,219
Linde PLC	74,955	30,344,033
		80,433,826
Communications Equipment — 1.1%
Cisco Systems, Inc.	909,488	45,638,108
Consumer Finance — 0.6%
American Express Co.	128,280	25,750,927
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	45,748	31,789,370
Kroger Co.	516,524	23,832,417
Sysco Corp.	515,103	41,687,286
Target Corp.	202,337	28,141,030
		125,450,103

Containers and Packaging — 0.4%
Ball Corp.	337,763	18,728,958
Distributors — 0.6%
LKQ Corp.	533,888	24,916,553
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	1,226,989	51,962,984
Electric Utilities — 1.3%
NextEra Energy, Inc.	942,600	55,264,638
Electrical Equipment — 1.1%
Eaton Corp. PLC	181,407	44,640,635
Generac Holdings, Inc.(1)	41,459	4,712,644
		49,353,279
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	185,357	42,024,139
Keysight Technologies, Inc.(1)	262,941	40,298,338
		82,322,477
Energy Equipment and Services — 1.1%
Schlumberger NV	954,895	46,503,386
Entertainment — 1.0%
Electronic Arts, Inc.	113,152	15,567,452
Liberty Media Corp.-Liberty Formula One, Class C(1)	121,779	8,189,638
Walt Disney Co.	192,780	18,516,519
		42,273,609
Financial Services — 3.0%
Block, Inc.(1)	55,645	3,617,481
Mastercard, Inc., Class A	101,105	45,419,399
Visa, Inc., Class A	293,515	80,205,909
		129,242,789
Food Products — 0.8%
Mondelez International, Inc., Class A	435,371	32,770,375
Ground Transportation — 1.4%
Uber Technologies, Inc.(1)	329,652	21,516,386
Union Pacific Corp.	162,010	39,519,099
		61,035,485
Health Care Equipment and Supplies — 0.8%
Dexcom, Inc.(1)	60,275	7,314,371
Intuitive Surgical, Inc.(1)	69,283	26,204,216
		33,518,587
Health Care Providers and Services — 2.9%
Cigna Group	141,967	42,724,969
CVS Health Corp.	76,305	5,674,803
UnitedHealth Group, Inc.	153,087	78,340,741
		126,740,513
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	73,630	10,613,028
Chipotle Mexican Grill, Inc.(1)	4,638	11,171,876
Starbucks Corp.	259,602	24,150,774
		45,935,678
Household Products — 1.2%
Colgate-Palmolive Co.	143,184	12,056,093
Procter & Gamble Co.	242,858	38,162,706
		50,218,799
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	161,586	32,682,384

Industrial REITs — 1.7%
Prologis, Inc.	578,723	73,318,417
Insurance — 2.2%
Marsh & McLennan Cos., Inc.	161,394	31,284,613
MetLife, Inc.	251,053	17,402,994
Prudential Financial, Inc.	253,991	26,651,276
Travelers Cos., Inc.	97,492	20,605,909
		95,944,792
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	1,334,098	186,907,130
Meta Platforms, Inc., Class A(1)	218,697	85,322,447
		272,229,577
IT Services — 2.3%
Accenture PLC, Class A	136,788	49,774,417
International Business Machines Corp.	259,621	47,681,993
		97,456,410
Life Sciences Tools and Services — 3.1%
Agilent Technologies, Inc.	318,198	41,397,560
Danaher Corp.	185,451	44,491,549
Thermo Fisher Scientific, Inc.	90,778	48,927,527
		134,816,636
Machinery — 2.3%
Cummins, Inc.	124,736	29,849,325
Deere & Co.	51,568	20,296,133
Parker-Hannifin Corp.	57,006	26,479,287
Xylem, Inc.	201,326	22,637,096
		99,261,841
Oil, Gas and Consumable Fuels — 2.5%
ConocoPhillips	521,867	58,381,261
EOG Resources, Inc.	419,939	47,784,859
		106,166,120
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	553,263	27,037,963
Eli Lilly & Co.	39,869	25,739,825
Merck & Co., Inc.	371,094	44,820,733
Novo Nordisk AS, Class B	279,989	32,003,971
Zoetis, Inc.	174,478	32,768,713
		162,371,205
Semiconductors and Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	393,663	66,013,349
Analog Devices, Inc.	223,526	42,997,461
Applied Materials, Inc.	215,718	35,442,468
ASML Holding NV	18,580	16,119,783
GLOBALFOUNDRIES, Inc.(1)	141,436	7,776,151
NVIDIA Corp.	266,794	164,150,344
		332,499,556
Software — 12.3%
Adobe, Inc.(1)	24,280	14,999,698
Cadence Design Systems, Inc.(1)	144,032	41,547,471
Microsoft Corp.	981,560	390,248,625
Salesforce, Inc.(1)	189,977	53,400,635
ServiceNow, Inc.(1)	16,624	12,724,010
Workday, Inc., Class A(1)	59,917	17,440,041
		530,360,480
Specialized REITs — 0.6%
Equinix, Inc.	31,998	26,550,980

Specialty Retail — 3.5%
CarMax, Inc.(1)	189,125	13,461,917
Home Depot, Inc.	209,059	73,789,465
TJX Cos., Inc.	460,900	43,744,019
Tractor Supply Co.	93,691	21,042,999
		152,038,400
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	1,147,019	211,510,304
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	28,748	21,668,230
TOTAL COMMON STOCKS (Cost $2,761,968,091)		4,290,835,258
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	31,971	31,971
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $1,519,592), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $1,486,668)		1,486,451
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $13,873,022), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $13,602,999)		13,601,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.375% - 5.25%, 11/15/28 - 11/15/49, valued at $1,543,494), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $1,513,222)		1,513,000
		16,600,451
TOTAL SHORT-TERM INVESTMENTS (Cost $16,632,422)		16,632,422
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,778,600,513)		4,307,467,680
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,793,340)
TOTAL NET ASSETS — 100.0%		$4,302,674,340

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	380,719	USD	416,666	JPMorgan Chase Bank N.A.	3/28/24	$(4,263)
EUR	261,779	USD	287,423	Morgan Stanley	3/28/24	(3,858)
USD	3,504,613	EUR	3,193,924	Bank of America N.A.	3/28/24	44,881
USD	384,741	EUR	352,583	Bank of America N.A.	3/28/24	2,816
USD	469,924	EUR	432,979	Bank of America N.A.	3/28/24	912
USD	3,505,236	EUR	3,193,924	JPMorgan Chase Bank N.A.	3/28/24	45,503
USD	931,805	EUR	857,038	JPMorgan Chase Bank N.A.	3/28/24	3,441
USD	534,542	EUR	491,038	JPMorgan Chase Bank N.A.	3/28/24	2,638
USD	3,505,236	EUR	3,193,924	Morgan Stanley	3/28/24	45,503
USD	1,779,862	EUR	1,637,295	Morgan Stanley	3/28/24	6,307
						$143,880

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	42	March 2024	$10,228,050	$(30,705)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,242,711,504	$48,123,754	—
Short-Term Investments	31,971	16,600,451	—
	$4,242,743,475	$64,724,205	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$152,001	—

Liabilities
Other Financial Instruments
Futures Contracts	$30,705	—	—
Forward Foreign Currency Exchange Contracts	—	$8,121	—
	$30,705	$8,121	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.